Trade and Other Receivables - Trade and Other Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and Other Receivables
Trade receivables, net - current	€ 6,199	€ 7,561
Trade receivables, net - non-current	33	21
Trade receivables, net	6,232	7,582
Other receivables - current	395	346
Other receivables - non-current	103	108
Other receivables	498	454
Total trade and other receivables - current	6,593	7,908
Total trade and other receivables - non-current	137	129
Total	6,730	8,037
Contract assets	€ 295	€ 234